Repurchase Reserve Liability (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2013 item	Mar. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012 item
Repurchase Reserve Liability
Repurchase reserve liability			$ 160,000
Number of investors notifying foreclosed loans	1
Number of investors	2
Numbers of loans foreclosed	15
Balance of foreclosed loans			1,500,000
Payment for reimbursement of costs incurred by Freddie Mac on loan foreclosures		119,000
Numbers of loans foreclosed whose costs have been reimbursed to Freddie Mac		3
Numbers of loans foreclosed for which no additional costs have been incurred			12
Number of loans sold to the secondary market			3,114	3,057
Balance of loans sold to the secondary market			$ 322,500,000	$ 310,600,000